Brian F. Link, Esq. Managing Director and Managing Counsel T +1-617-662-1504 Brian.link@statestreet.com State Street Corporation One Congress Street Boston, MA 02114-2016 statestreet.com

May 5, 2025

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	M Fund, Inc. (the “Registrant”) Registration Nos. 033-95472 and 811-09082 Post-Effective Amendment No. 49

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the Prospectus and Statement of Additional Information for the above referenced Registrant that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 49 to the Registrant’s Registration Statement on Form N-1A which was filed electronically on April 28, 2025 (Accession No. 0001104659-25-040103).

Please do not hesitate to contact the undersigned at (617) 662-1504 if you have any questions regarding this filing.

Very truly yours,

/s/ Brian F. Link
Brian F. Link